Long Term Assets - Schedule of Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Assets [Abstract]
Prepaid expenses	$ 162	$ 174
Other	15	22
Long term assets	$ 177	$ 196